Financial Assets at Fair Value through Other Comprehensive Income Noncurrent - Summary of Financial Assets at Fair Value through Other Comprehensive Income Noncurrent (Detail)
$ in Millions, $ in Millions
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	$ 7,193	$ 256	$ 7,154
Domestic listed stocks [Member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	2,754		2,454
Domestic non-listed stocks [Member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	4,325		4,566
Foreign non-listed stocks [Member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	$ 114		$ 134